INCOME TAXES - Current and deferred (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Mainland China	$ 173	$ 470	$ 42
Overseas	126	(222)	404
Current tax expense	299	248	446
Mainland China	2,235	13,420	(2,647)
Overseas	3	25	(229)
Deferred tax (benefits)/expenses	2,238	13,445	(2,876)
Income tax (benefits)/expenses	$ 2,537	$ 13,693	$ (2,430)